Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following information about the relationship between executive compensation actually paid and our financial performance. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, see the section titled “Compensation Discussion and Analysis.” Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. TSR has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) ($)	Total Stockholder Return(5) ($)	Peer Group Total Stockholder Return(6) ($)	Net Income (millions) ($)	Company-Selected Measure(7) (millions) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	9,205,894	17,174,992	3,604,195	5,512,630	164.62	118.52	57.00	371.5
2022	4,253,168	3,980,694	1,922,602	1,580,113	98.86	100.28	92.50	338.5
2021	3,469,301	5,242,754	1,189,717	1,237,959	110.29	120.19	41.40	270.9
2020	2,573,773	1,742,958	754,473	212,634	95.93	124.60	(4.60)	181.8

(1)
Our PEO for each of 2023, 2022, 2021 and 2020 was David Roberts. The non-PEO named executive officers included in the compensation columns above reflect the following: 2023 – Craig Conti, Steve Lalla, Jonathan Baldwin and Jonathan Keyser, 2022 – Craig Conti, Steve Lalla, Norman (Adam) Blake, Jonathan Baldwin, Patricia Chiodo and Rebecca Collins, 2021 – Steve Lalla, Norman (Adam) Blake, Patricia Chiodo, Rebecca Collins, Garrett Miller and Mark Talbot, 2020 – Patricia Chiodo, Rebecca Collins, Vincent Brigidi and Garrett Miller.
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for RSUs, closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (2) for PSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (3) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined using methodologies that are consistent with the original valuation assumptions upon grant, the circumstances of the grant at the measurement date, and other relevant factors under United States generally accepted accounting principles.
(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, a price of $23.03 was used as of December 31, 2023. Option valuations for 2023 assumed an expected life between 1.3 and 4.3 years. Option and PSU valuations for 2023 assumed an expected volatility between 19% and 43% and a risk-free rate between 3.4% and 5.3%. All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant. These methodologies are consistent with the principles in ASC 718. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below.
(4)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. No equity incentive awards were modified in 2021, 2022 or 2023. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation (as shown in the Summary Compensation Table) for the most recent year to determine the compensation actually paid:

Year	2023
	PEO	Avg. Non- PEO NEOs
Summary Compensation Table Total ($)	9,205,894	3,604,195
Less: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year ($)	(7,939,490)	(2,716,748)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year ($)	10,936,887	3,719,060
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	4,198,932	800,121
Plus: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	772,769	106,002
Plus: Fair Value at Vesting of Equity Awards Granted and Vested during the Fiscal Year	-	-
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during the Fiscal Year	-	-
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-
Compensation Actually Paid ($)	17,174,992	5,512,630

(5)
Cumulative TSR represents the cumulative return on a fixed investment of $100 in our Class A Common Stock, for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year in the table, assuming reinvestment of dividends. We have never declared or paid cash dividends on our capital stock.
(6)
Our peer group as reflected in the stock performance graph in our 2020, 2021, 2022 and 2023 Forms 10-K is the S&P Composite 1500 Data Processing & Outsourced Services Index.
(7)
Our Company-Selected Measure is Adjusted EBITDA, a non-GAAP measure. Adjusted EBITDA is calculated as net income adjusted to exclude net interest expense, income taxes, depreciation and amortization. Adjusted EBITDA further excludes certain non-cash expenses and other transactions that management believes are not indicative of our ongoing operating performance. EBITDA and adjusted EBITDA, as defined, exclude some but not all items that affect our cash flow from operating activities. Please see the discussion in the section above entitled "Annual Incentive Program" for additional information related to adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Our PEO for each of 2023, 2022, 2021 and 2020 was David Roberts. The non-PEO named executive officers included in the compensation columns above reflect the following: 2023 – Craig Conti, Steve Lalla, Jonathan Baldwin and Jonathan Keyser, 2022 – Craig Conti, Steve Lalla, Norman (Adam) Blake, Jonathan Baldwin, Patricia Chiodo and Rebecca Collins, 2021 – Steve Lalla, Norman (Adam) Blake, Patricia Chiodo, Rebecca Collins, Garrett Miller and Mark Talbot, 2020 – Patricia Chiodo, Rebecca Collins, Vincent Brigidi and Garrett Miller.

Peer Group Issuers, Footnote	(6) Our peer group as reflected in the stock performance graph in our 2020, 2021, 2022 and 2023 Forms 10-K is the S&P Composite 1500 Data Processing & Outsourced Services Index.
Adjustment To PEO Compensation, Footnote
(4)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. No equity incentive awards were modified in 2021, 2022 or 2023. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation (as shown in the Summary Compensation Table) for the most recent year to determine the compensation actually paid:

Year	2023
	PEO	Avg. Non- PEO NEOs
Summary Compensation Table Total ($)	9,205,894	3,604,195
Less: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year ($)	(7,939,490)	(2,716,748)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year ($)	10,936,887	3,719,060
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	4,198,932	800,121
Plus: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	772,769	106,002
Plus: Fair Value at Vesting of Equity Awards Granted and Vested during the Fiscal Year	-	-
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during the Fiscal Year	-	-
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-
Compensation Actually Paid ($)	17,174,992	5,512,630

Non-PEO NEO Average Total Compensation Amount	$ 3,604,195	$ 1,922,602	$ 1,189,717	$ 754,473
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,512,630	1,580,113	1,237,959	212,634
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. No equity incentive awards were modified in 2021, 2022 or 2023. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation (as shown in the Summary Compensation Table) for the most recent year to determine the compensation actually paid:

Year	2023
	PEO	Avg. Non- PEO NEOs
Summary Compensation Table Total ($)	9,205,894	3,604,195
Less: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year ($)	(7,939,490)	(2,716,748)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year ($)	10,936,887	3,719,060
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	4,198,932	800,121
Plus: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	772,769	106,002
Plus: Fair Value at Vesting of Equity Awards Granted and Vested during the Fiscal Year	-	-
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during the Fiscal Year	-	-
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-
Compensation Actually Paid ($)	17,174,992	5,512,630

Equity Valuation Assumption Difference, Footnote
(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, a price of $23.03 was used as of December 31, 2023. Option valuations for 2023 assumed an expected life between 1.3 and 4.3 years. Option and PSU valuations for 2023 assumed an expected volatility between 19% and 43% and a risk-free rate between 3.4% and 5.3%. All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant. These methodologies are consistent with the principles in ASC 718. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid (“CAP”) versus TSR

The following graph compares the amount of compensation actually paid to Mr. Roberts and the average amount of compensation actually paid to our other named executive officers as a group (excluding Mr. Roberts) to our TSR over the applicable periods.

CAP vs Company TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid versus Net Income

The following graph compares the amount of compensation actually paid to Mr. Roberts and the average amount of compensation actually paid to our other named executive officers as a group (excluding Mr. Roberts) to our net income over the applicable periods.

CAP vs. Net Income ($M)

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid versus Company Selected Measure

The following graph compares the amount of compensation actually paid to Mr. Roberts and the average amount of compensation actually paid to our other named executive officers as a group (excluding Mr. Roberts) to adjusted EBITDA, our company selected measure of over the applicable periods.

Company TSR vs Peer TSR

CAP vs. Company Selected Measure

Total Shareholder Return Vs Peer Group	Company TSR versus Peer TSR The following graph compares our TSR to the TSR of our peer group, the S&P Composite 1500 Data Processing & Outsources Services Index, over the applicable periods.
Tabular List, Table

List of Most Important Financial Performance Measures

The following list outlines what we believe to be the most important performance measures we used to link our named executive officers’ compensation actually paid to our performance for the most recently completed fiscal year:

•
Consolidated and business unit Revenue;
•
Consolidated and business unit adjusted EBITDA; and
•
Operational modifier consisting of performance against key strategic objectives based on business unit.

Total Shareholder Return Amount	$ 164.62	98.86	110.29	95.93
Peer Group Total Shareholder Return Amount	118.52	100.28	120.19	124.6
Net Income (Loss)	$ 57,000,000	$ 92,500,000	$ 41,400,000	$ (4,600,000)
Company Selected Measure Amount	371,500,000	338,500,000	270,900,000	181,800,000
Stock Prices	$ 23.03
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated and business unit Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated and business unit adjusted EBITDA
Non-GAAP Measure Description
(7)
Our Company-Selected Measure is Adjusted EBITDA, a non-GAAP measure. Adjusted EBITDA is calculated as net income adjusted to exclude net interest expense, income taxes, depreciation and amortization. Adjusted EBITDA further excludes certain non-cash expenses and other transactions that management believes are not indicative of our ongoing operating performance. EBITDA and adjusted EBITDA, as defined, exclude some but not all items that affect our cash flow from operating activities. Please see the discussion in the section above entitled "Annual Incentive Program" for additional information related to adjusted EBITDA.

Measure:: 3
Pay vs Performance Disclosure
Name	Operational modifier consisting of performance against key strategic objectives based on business unit.
David Roberts [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,205,894	$ 4,253,168	$ 3,469,301	$ 2,573,773
PEO Actually Paid Compensation Amount	$ 17,174,992	$ 3,980,694	$ 5,242,754	$ 1,742,958
PEO Name	David Roberts	David Roberts	David Roberts	David Roberts
PEO | David Roberts [Member] | Adjustment to Compensation Grant Date Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,939,490)
PEO | David Roberts [Member] | Adjustment to Compensation Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,936,887
PEO | David Roberts [Member] | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,198,932
PEO | David Roberts [Member] | Adjustment to Compensation Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	772,769
PEO | David Roberts [Member] | Adjustment to Compensation Fair Value at Vesting of Equity Awards Granted and Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Roberts [Member] | Adjustment to Compensation Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Roberts [Member] | Adjustment to Compensation Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment to Compensation Grant Date Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,716,748)
Non-PEO NEO | Adjustment to Compensation Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,719,060
Non-PEO NEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,121
Non-PEO NEO | Adjustment to Compensation Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,002
Non-PEO NEO | Adjustment to Compensation Fair Value at Vesting of Equity Awards Granted and Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment to Compensation Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment to Compensation Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0